ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2015	2014

Employees and payroll accruals	$1,277	$308
Accrued expenses	888	1,697
Government authorities	59	65
Other liability	71	-

	$2,295	$2,070